Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundX Investment Trust
Entity Central Index Key	0001602508
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
FundX Aggressive ETF
Shareholder Report [Line Items]
Fund Name	FundX Aggressive ETF
Class Name	FundX Aggressive ETF
Trading Symbol	XNAV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX Aggressive ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Aggressive ETF	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX Aggressive ETF (XNAV) gained 14.44% for the 12-month period ended September 30, 2025, while its global benchmark, the Morningstar Global Market Large Mid Index, returned 17.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
XNAV delivered solid gains as global markets rallied for much of the year. The AI fervor that fueled US technology and growth stocks in 2024 waned temporarily in early 2025, while US value and foreign stocks surged. US stocks declined in the April tariff tumult, and then staged a powerful recovery, once again led by tech/AI giants.

Top Contributors
↑	US technology and large-cap growth positions held for the full period. Exposure to clean energy, gold, international small-cap value, and financial sector ETFs.

Top Detractors
↓	US dividend and small-cap ETFs, Eurozone ETFs.
PERFORMANCE
We actively repositioned the portfolio as market conditions changed: we reduced US technology and large-cap growth exposure, which weighed on performance relative to the benchmark in the first quarter, and diversified into gold, international, and value ETFs as market conditions deteriorated in March and April. US value positions didn’t keep pace as stocks recovered and were replaced, while gold, international small-cap value, and US growth positions that were held for the full period were among the best performers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Aggressive ETF (at NAV)	14.44	9.82	10.07
Morningstar Global Market Large Mid NR	17.01	13.33	11.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 28,893,021
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 283,461
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,893,021
Number of Holdings	22
Net Advisory Fee	$283,461
Portfolio Turnover	134%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.1%
Vanguard Growth ETF	10.8%
Schwab U.S. Large-Cap Growth ETF	9.1%
iShares MSCI EAFE Value ETF	6.0%
iShares Europe ETF	5.9%
iShares International Select Dividend ETF	5.6%
SPDR Gold Trust	5.4%
Invesco S&P 500 Momentum ETF	5.4%
Avantis International Small Cap Value ETF	4.7%
iShares MSCI Germany ETF	4.5%

Industry	(%)
Core Funds	42.8%
Sector Funds	40.0%
Aggressive Funds	16.1%
Cash & Other	1.1%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Mark Dea was removed as Portfolio Manager and Lance Messervy, Steve Cowley and Jeffrey Smith were added as Portfolio Managers.
Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Conservative ETF
Shareholder Report [Line Items]
Fund Name	FundX Conservative ETF
Class Name	FundX Conservative ETF
Trading Symbol	XRLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX Conservative ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Conservative ETF	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX Conservative ETF (XRLX) gained 8.41% for the 12-month period ended September 30, 2025, while  its benchmark, the 60/40 S&P 500 TR and Bloomberg Aggregate Bond Index, returned 11.67%.
WHAT FACTORS INFLUENCED PERFORMANCE
XRLX delivered solid gains as stocks rallied for much of the year, and bonds rose modestly. US stocks, particularly large-cap growth stocks, and high-yield bonds lagged in early 2025 amid uncertainty around US trade policy, while higher-quality bonds and developed foreign stocks gained. US large-cap growth stocks recovered quickly, while bonds gained momentum in anticipation of the Federal Reserve’s September interest rate cut.

Top Contributors
↑	Equity ETFs, specifically US growth and momentum ETFs that were held all year, intermediate-term corporate bond ETFs.

Top Detractors
↓	Alternative ETFs, US dividend and Europe stock ETFs.
PERFORMANCE
We actively repositioned the portfolio as market conditions changed: we reduced exposure to US large-cap growth, high-yield bond, and alternative ETFs, which weighed on performance in early 2025 as stock markets declined, and diversified into US value and foreign stocks and ultra-short-term bonds and TIPS. XRLX’s bond allocation helped buffer some of the stock market volatility, while its US equity allocation participated in the stock market’s powerful recovery and contributed to gains for the full period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Conservative ETF (at NAV)	8.41	7.30	7.51
60/40 S&P 500 TR and Bloomberg Aggregate Bond Index	11.67	9.62	9.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 52,012,278
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 543,017
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$52,012,278
Number of Holdings	22
Net Advisory Fee	$543,017
Portfolio Turnover	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.4%
Invesco S&P 500 Momentum ETF	9.2%
Vanguard Growth ETF	8.8%
Invesco S&P 500 Top 50 ETF	7.8%
Vanguard Russell 1000 Growth ETF	7.4%
iShares Core 60/40 Balanced Allocation ETF	6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	5.6%
iShares Broad USD Investment Grade Corporate Bond ETF	5.1%
Vanguard Short-Term Inflation-Protected Securities ETF	5.0%
First Trust Senior Loan ETF	4.9%

Industry	(%)
Core Funds	51.4%
TiPS	14.2%
Total Return Funds	10.7%
Intermediate Term Bonds	10.6%
Floating Rate	7.4%
High Yield Bonds	4.7%
Cash & Other	1.0%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Mark Dea was removed as Portfolio Manager and Lance Messervy, Steve Cowley and Jeffrey Smith were added as Portfolio Managers.
Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX ETF
Shareholder Report [Line Items]
Fund Name	FundX ETF
Class Name	FundX ETF
Trading Symbol	XCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX ETF	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX ETF (XCOR) gained 15.23% for the 12-month period ended September 30, 2025, while  its global benchmark, the Morningstar Global Market Large Mid Index, returned 17.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
XCOR delivered solid gains as global stock markets rallied for much of the year. The AI fervor that had fueled US large-cap stocks in 2024 waned temporarily in early 2025, while US value and foreign stocks surged. Changes in US trade policy rattled markets in March and April, yet US stocks recovered quickly, once again led by tech/AI giants.

Top Contributors
↑	US large-cap growth and momentum ETFs that were held all year.

Top Detractors
↓	US dividend and foreign low volatility ETFs.
PERFORMANCE
We actively repositioned the portfolio as markets changed: we reduced US large-cap growth exposure, which weighed on performance relative to the benchmark in early 2025, and diversified into US value and foreign (EAFE) ETFs as market conditions deteriorated in March and April. US value positions didn’t keep pace as stocks recovered and were replaced, while US growth ETFs that were held for the full period were among the best performers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX ETF (at NAV)	15.23	10.65	11.18
Morningstar Global Market Large Mid NR	17.01	13.33	11.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 168,546,350
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 1,657,736
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$168,546,350
Number of Holdings	11
Net Advisory Fee	$1,657,736
Portfolio Turnover	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Vanguard Growth ETF	14.3%
Vanguard Russell 1000 Growth ETF	13.9%
Invesco S&P 500 Top 50 ETF	13.5%
Invesco S&P 500 Momentum ETF	13.0%
iShares MSCI EAFE Value ETF	10.7%
iShares International Select Dividend ETF	9.7%
iShares Core MSCI Europe ETF	9.3%
iShares MSCI EAFE Min Vol Factor ETF	9.0%
iShares Edge MSCI USA Momentum Factor ETF	4.1%
Vanguard Mega Cap Growth ETF	1.6%

Industry	(%)
Core Funds	99.1%
Cash & Other	0.9%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Mark Dea was removed as Portfolio Manager and Lance Messervy, Steve Cowley and Jeffrey Smith were added as Portfolio Managers.
Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Flexible ETF
Shareholder Report [Line Items]
Fund Name	FundX Flexible ETF
Class Name	FundX Flexible ETF
Trading Symbol	XFLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX Flexible ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Flexible ETF	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX Flexible ETF (XFLX) gained 0.24% for the 12-month period ended September 30, 2025, while  its benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
WHAT FACTORS INFLUENCED PERFORMANCE
Bonds posted modest gains in an environment of heightened uncertainty about the impact of tariffs, signs of a slowing economy, and inflation that remained above the Federal Reserve’s 2% target, all of which contributed to the Federal Reserve’s nine-month pause in interest rate cuts. Higher quality bonds held up better than high-yield bonds as volatility increased in March and April amid the tariff tumult.

Top Contributors
↑	Balanced ETFs, intermediate-term and ultra-short-term bond ETFs.

Top Detractors
↓	Alternative ETFs, such as First Trust Buy Write Income (FTHI) and Global X S&P 500 Covered Call (XYLD), performed poorly during the March to April downturn, as did high yield ETFs.
PERFORMANCE
We actively repositioned the portfolio as market conditions changed: we replaced high-yield bond and alternative ETF exposure, which weighed on performance in the first quarter, and diversified into ultra-short-term bond and TIPS ETFs. Intermediate corporate bond ETFs that were held all year added to returns, along with a balanced 60/40 position that provided some participation in the stock market’s gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Flexible ETF (at NAV)	0.24	1.58	2.09
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 52,134,222
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 399,585
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$52,134,222
Number of Holdings	13
Net Advisory Fee	$399,585
Portfolio Turnover	133%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
iShares Core 60/40 Balanced Allocation ETF	11.5%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	10.9%
Mount Vernon Liquid Assets Portfolio, LLC	10.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF	10.4%
iShares Broad USD Investment Grade Corporate Bond ETF	10.3%
VanEck Fallen Angel High Yield Bond ETF	10.2%
NYLI Merger Arbitrage ETF	10.0%
First Trust Senior Loan ETF	9.9%
Vanguard Short-Term Inflation-Protected Securities ETF	9.7%
VanEck IG Floating Rate ETF	6.3%

Industry	(%)
TiPS	30.2%
Total Return Funds	21.5%
Intermediate Term Bond Funds	20.7%
Floating Rate	16.2%
High Yield Bond Funds	10.2%
Cash & Other	1.2%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Mark Dea was removed as Portfolio Manager and Lance Messervy, Steve Cowley and Jeffrey Smith were added as Portfolio Managers.
Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Future Fund Opportunities ETF
Shareholder Report [Line Items]
Fund Name	FundX Future Fund Opportunities ETF
Class Name	FundX Future Fund Opportunities ETF
Trading Symbol	FFOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX Future Fund Opportunities ETF for the period of June 9, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
FundX Future Fund Opportunities ETF	$32	0.99%
[1],[2]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX Future Fund Opportunities ETF (FFOX) gained 9.28% for the three-month period ending September 30, 2025, while its benchmark, the Russell 2500 Growth Index, returned 11.82%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong gains as small- and mid-cap growth stocks rallied steadily throughout the period given the strong momentum in capex spending in AI and the Federal Reserve’s position of lowering interest rates.

Top Contributors
↑	Technology and healthcare investments.

Top Detractors
↓	consumer-oriented investments.
PERFORMANCE
The Fund’s exposure to quality companies that have strong returns on capital led to lagging performance in the first quarter of the launch.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception
FundX Future Fund Opportunities ETF (at NAV)	9.28
Russell 2500 Growth Index	11.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 175,425,455
Holdings Count | $ / shares	153
Advisory Fees Paid, Amount	$ 347,053
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$175,425,455
Number of Holdings	153
Net Advisory Fee	$347,053
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.6%
iShares Russell Midcap Growth Index Fund	8.0%
iShares S&P Small-Cap 600 Growth ETF	5.2%
First American Government Obligations Fund	5.1%
iShares Russell 2000 Growth ETF	3.3%
WisdomTree International Quality Dividend Growth Fund	2.3%
iShares Russell Mid-Cap Value ETF	2.2%
iShares Core S&P Small-Cap ETF	2.2%
iShares Russell 2000 Value ETF	1.7%
iShares S&P Mid-Cap 400 Value ETF	1.5%

Industry	(%)
Consumer, Non-cyclical	16.8%
Industrial	12.3%
Consumer, Cyclical	9.5%
Technology	8.9%
Communications	6.4%
Financial	3.7%
Basic Materials	1.6%
Energy	1.2%
Cash & Other	39.6%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.